Average Annual Total Returns{- Fidelity Freedom® 2020 Fund} - 03.31 Fidelity Freedom Funds Combo PRO - Class K-07 - Fidelity Freedom® 2020 Fund	Fidelity Freedom 2020 Fund - Class K Return Before Taxes Past 1 year	Fidelity Freedom 2020 Fund - Class K Return Before Taxes Since Inception		SP001 Past 1 year	SP001 Since Inception		F0202 Past 1 year	F0202 Since Inception
Total	13.76%	8.84%	[1]	18.40%	15.07%	[1]	12.75%	9.14%	[1]

[1]	(a)From July 20, 2017